Share-based compensation - Disclosure of detailed information about options, valuation assumptions of Osisko Development Corp (Details)	12 Months Ended
	Dec. 31, 2021 Month $ / shares	Dec. 31, 2020 Month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per share	1.50%	1.50%
Expected volatility	40.00%	39.00%
Risk-free interest rate	0.70%	0.30%
Expected life | Month	46	46
Weighted average share price	$ 13.27	$ 13.51
Weighted average fair value of options granted	$ 3.66	$ 3.56
Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per share	0.00%	0.00%
Expected volatility	66.00%	63.00%
Risk-free interest rate	0.90%	0.40%
Expected life | Month	45	48
Weighted average share price	$ 6.47	$ 7.62
Weighted average fair value of options granted	$ 3.16	$ 3.64